Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Investments
Investment income related to short-term investments	¥ 657,600	¥ 463,500	¥ 389,500
Short-term investments
Short-term Investments
Cost	15,116,330	11,528,300
Unrealized Gains/(Losses)	196,265	146,475
Estimated Fair Value	¥ 15,312,595	¥ 11,674,775
Short-term investments | Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	2.00%	1.90%
Short-term investments | Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	4.25%	5.50%